Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3 – BUSINESS COMBINATIONS

The Company evaluated the acquisitions of 42 Telecom and Telvantis under ASC 805, Business Combinations, and determined that both transactions constitute business combinations. Under the acquisition method, identifiable assets acquired and liabilities assumed are recognized at their acquisition-date fair values, with the excess of consideration transferred recognized as goodwill. Full details of the acquisition consideration, valuation methodology, and purchase price allocations are disclosed in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Acquisition of 42 Telecom Ltd.

On August 1, 2025, the Company acquired 100% of the issued and outstanding shares of 42 Telecom Ltd. (“42 Telecom”) and its wholly owned subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta). The results of operations of 42 Telecom have been consolidated from August 1, 2025.

The total purchase price consideration was $20,000, consisting of $12,880 of common stock issued and $7,120 of contingent consideration measured at acquisition-date fair value. Contingent consideration is classified as a liability and remeasured at fair value at each reporting date, with changes recognized in the unaudited condensed consolidated statements of operations. See Note 4 — Fair Value Measurements for further details.

The following table summarizes the purchase price allocation as of August 1, 2025:

Total
Cash and cash equivalents	$276
Restricted cash	21
Accounts receivables, net	1,271
Contract assets	833
Prepaid expenses and other current assets	424
Property, plant and equipment, net	112
Capital work-in-progress	279
Intangible assets:
Developed technology	5,800
Customer relationships	3,100
Tradename	600
Goodwill	12,520
Other receivable, related party	417
Right of use asset	191
Accounts payable	(1,289)
Accrued expenses and other current liabilities	(741)
Contract liabilities	(251)
Operating lease liability	(180)
Loan payable	(1)
Deferred tax liability- Intangible asset	(3,268)
Deferred tax liability - pre existing temporary differences	(114)
Purchase price consideration	$20,000

Goodwill of $12,520 reflects the expected synergies from 42 Telecom’s telecommunications operations, the going-concern value of the assembled workforce, and future economic benefits from assets that do not qualify for separate recognition. Goodwill includes a $3,268 increase pursuant to ASC 805-740-25-8 for the recognition of a deferred tax liability on identified intangible assets, as no step-up in tax basis was obtained, and a $691 measurement period adjustment arising from a pre-acquisition dividend declared payable to Heritage Ventures Ltd. in respect of pre-acquisition retained earnings. As of June 30, 2026, the dividend remains unpaid and is reflected in accrued expenses and other current liabilities in the unaudited condensed consolidated balance sheet. The purchase price allocation for 42 Telecom remains within the 12-month measurement period ending August 1, 2026. No measurement period adjustments were recorded during the three and six months ended June 30, 2026. Goodwill recognized in connection with the 42 Telecom acquisition is not deductible for income tax purposes.

Acquisition of Telvantis Voice Services, Inc.

On December 31, 2025, the Company acquired 100% of the issued and outstanding shares of Telvantis Voice Services, Inc. (“Telvantis”), a Florida corporation, and its wholly owned subsidiaries — Phonetime, Inc. and Matchcom Telecommunications, Inc. The results of operations of Telvantis have been consolidated from January 1, 2026, as the acquisition closed on December 31, 2025 and Telvantis contributed no revenues or expenses to the consolidated statements of operations for the year ended December 31, 2025.

The total purchase price consideration was $34,513, consisting of $3,407 of common stock issued and $31,106 of contingent consideration measured at acquisition-date fair value. During the three and six months ended June 30, 2026, 1,000,000 of the shares previously classified as common stock to be issued were formally issued, with the remaining 500,000 shares continuing to be classified as common stock to be issued within stockholders’ equity as of June 30, 2026.

Contingent consideration is classified as a liability and remeasured to fair value at each reporting date, with changes recognized in the unaudited condensed consolidated statements of operations, until settled or expired. On May 22, 2026, the Company issued 6,924,700 shares of common stock in partial settlement of the earn-out component of the contingent consideration. Immediately prior to issuance, the earn-out component was remeasured to fair value, with the resulting gain of $1,214 recognized in the unaudited condensed consolidated statements of operations. The contingent consideration liability was then partially relieved for $14,474 — the fair value of the shares issued, based on the quoted closing price on the issuance date — with a corresponding increase to common stock and additional paid-in capital. The Company’s Min $65,000 Share-Value Guarantee obligation was not settled and remains outstanding as of June 30, 2026, continuing to be remeasured at fair value each reporting period. See Note 4 — Fair Value Measurements for further details.

The following table summarizes the provisional purchase price allocation as of December 31, 2025:

Total
Cash and cash equivalents	$1,094
Accounts receivables, net	37,334
Due from related party	1,358
Prepaid expenses and other current assets	482
Deferred tax assets	42
Intangible assets:
Customer relationships	10,700
Tradename	3,100
Goodwill	35,487
Accounts payable	(32,402)
Accrued expenses and other current liabilities	(825)
Accounts receivable financing facility	(12,342)
Deferred tax liability- Intangible asset	(2,238)
Due to related party	(7,277)
Purchase price consideration	$34,513

Goodwill of $35,487 reflects the expected synergies from combining Telvantis’ voice termination and telecommunications services with the Company’s platform, the going-concern value of the assembled workforce, and future economic benefits from assets that do not qualify for separate recognition. Goodwill includes a $2,238 increase pursuant to ASC 805-740-25-8 for the recognition of a deferred tax liability on identified intangible assets, as no step-up in tax basis was obtained. The purchase price allocation is provisional and subject to adjustment within the 12-month measurement period ending December 31, 2026. No measurement period adjustments were recorded during the three and six months ended June 30, 2026. Goodwill recognized in connection with the Telvantis acquisition is not deductible for income tax purposes.

NOTE 3 – BUSINESS COMBINATIONS

The Company evaluated the acquisitions of 42 Telecom and Telvantis under ASC 805 and ASU 2017-01, Business Combinations (Topic 805) which clarifies the definition of a business for purposes of applying the acquisition method. Both acquisitions were determined to constitute business combinations. Under the acquisition method, the identifiable assets acquired and liabilities assumed are recognized at their fair values as of the respective acquisition dates. Goodwill recognized in connection with each acquisition represents the excess of consideration transferred over the fair value of net identifiable assets acquired and reflects the expected synergies, assembled workforce, and other economic benefits anticipated from each transaction that do not qualify for separate recognition as identifiable intangible assets.

Acquisition of 42 Telecom Ltd.

On July 15, 2025, the Company entered into a Share Exchange Agreement with Heritage Ventures Ltd. (“Heritage”) and 42 Telecom, pursuant to which Heritage transferred 100% of the issued and outstanding shares to Spectral in exchange for shares of the Company’s common stock. The acquisition closed on August 1, 2025, and the results of operations of 42 Telecom and its subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — have been consolidated from that date.

The total purchase price consideration was $20,000,000, consisting of the following:

Common stock issued	$12,880,000	(1)
Contingent consideration	7,120,000	(2)

Purchase price consideration	$20,000,000

(1)	Represents the fair value of 8,000,000 shares of the Company’s common stock issued to Heritage Ventures Ltd. at closing on August 1, 2025. The shares had a marketable value of $18,400,000 based on the closing market price of $2.30 per share on the acquisition date. The fair value was adjusted to $12,880,000 to reflect a 30% discount for lack of marketability, using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 10-month trickle-out release restrictions applicable to the shares under the Exchange Agreement.

(2)	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 1,000,000 bonus shares of the Company’s common stock are issuable to Heritage Ventures Ltd. contingent upon 42 Telecom achieving a consolidated net profit threshold of $1,000,000 for the year ended December 31, 2025, with pro-rata releases of 1,000,000 shares for each $1,000,000 of net profit above the threshold. Second additional shares are issuable to satisfy a $30,000,000 minimum valuation guarantee measured 9 months from the audit completion date of 42 Telecom, with additional shares issued to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below the guaranteed amount. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating the Company’s projected financial results, applicable volatility assumptions, and a 30% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the lock-up and trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was determined $7,120,000 using a risk-neutral Monte Carlo simulation of projected FCCN share prices, incorporating an equity volatility factor of 90% and applicable risk-free and corporate bond discount rates to reflect counterparty risk. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025. The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of 42 Telecom as of August 1, 2025:

Total
Cash and cash equivalents	$276,229
Restricted cash	20,705
Accounts receivables, net	1,271,006
Contract assets	832,742
Prepaid expenses and other current assets	423,957
Property, plant and equipment, net	111,957
Capital work-in-progress	278,893
Intangible assets:
Developed technology	5,800,000
Customer relationships	3,100,000
Tradename	600,000
Goodwill	12,519,695
Other receivable, related party	417,095
Right of use asset	191,127
Accounts payable	(1,289,041)
Accrued expenses and other current liabilities	(741,002)
Contract liabilities	(250,503)
Operating lease liability	(179,624)
Loan payable	(915)
Deferred tax liability on identified intangible assets	(3,268,425)
Deferred tax liability on pre existing temporary differences	(113,896)
Purchase price consideration	$20,000,000

Goodwill of $12,519,695 presented in the purchase price allocation table above represents $9,251,270 pertaining to the excess of consideration transferred over the fair value of net identifiable assets acquired as of August 1, 2025, and a $3,268,425 increase pursuant to ASC 805-740-25-8 for the recognition of a deferred tax liability on identifiable intangible assets, as further described below. Total goodwill recognized in the consolidated balance sheet is $13,210,565, reflecting the measurement period adjustment of $690,870 described below. The goodwill reflects the expected synergies from 42 Telecom’s telecommunications operations, the going-concern value of the assembled workforce, and future economic benefits arising from assets that do not qualify for separate recognition at the acquisition date.

Deferred Tax Adjustment

Pursuant to ASC 805-740-25-8, the deferred tax liability of $3,268,425 presented in the purchase price allocation table above represents the temporary difference between the fair values assigned to identifiable intangible assets — developed technology $5,800,000, customer relationships $3,100,000, and trade name $600,000, totaling $9,500,000 — and their respective tax bases of $0, as the acquisition was structured as an equity acquisition for income tax purposes and no step-up in tax basis was obtained. A corresponding increase to goodwill of $3,268,425 was recorded.

Measurement Period Adjustment

During the measurement period, the Board of Directors of 42 Telecom resolved on October 31, 2025 to distribute a dividend of EUR 600,600, ($690,870) to Heritage representing 42 Telecom’s retained earnings for the year ended December 31, 2024. The Company determined that the purchase price allocation included assets attributable to pre-acquisition profits that were not intended to transfer to the Company. Accordingly, the purchase price allocation was adjusted pursuant to ASC 805-10-25-13 to exclude such assets from net identifiable assets acquired, resulting in an increase to goodwill from $12,519,695 to $13,210,565. The goodwill adjustment of $690,870 was recorded at the acquisition-date EUR/USD exchange rate. The adjustment had no effect on the consolidated statements of operations and comprehensive income (loss) or accumulated deficit. As of December 31, 2025, the dividend of EUR 600,600 remains unpaid and is reflected in due to related party in the consolidated balance sheet Note 11 — Related Party Transactions.

The results of 42 Telecom have been included in the consolidated financial statements since the date of its acquisitions i.e. August 1, 2025. 42 Telecom’s revenue and net income included in the consolidated financial statements since the acquisition date were $21,839,868 and $1,211,954, respectively.

Acquisition of Telvantis Voice Services, Inc.

On December 29, 2025, the Company entered into a Stock Purchase Agreement to acquire 100% of the issued and outstanding shares of Telvantis. The acquisition closed on December 31, 2025. Telvantis and its subsidiaries — Phonetime, Inc. (U.S.) and Matchcom Telecommunications, Inc. (U.S.) — were consolidated as of December 31, 2025 and contributed no revenues or expenses to the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2025.

The total purchase price consideration was $34,513,000, consisting of the following:

Common stock issued	$3,407,250	(1)
Contingent consideration	31,105,750	(2)
Purchase price consideration	$34,513,000

(1)	Represents the fair value of 1,500,000 shares of the Company’s common stock issuable to the sellers at closing. As the shares had not been formally issued as of December 31, 2025, the obligation is reflected as common stock to be issued within stockholders’ equity in the consolidated balance sheet. The shares had a marketable value of $6,195,000 based on the closing market price of $4.13 per share on the acquisition date. The fair value was adjusted to $3,407,250 to reflect a 45% discount for lack of marketability, determined by an independent valuation specialist using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 30-month trickle-out release restrictions applicable to the shares.

(2)	Represents the acquisition-date fair value of contingent consideration consisting of two components. First, up to 8,500,000 earn-out shares of the Company’s common stock are issuable to the sellers contingent upon Telvantis achieving specified performance thresholds for the year ending December 31, 2026: (i) 1,000,000 earn-out shares for each $1,000,000 of annualized net operating profit above $1,500,000, up to a maximum of 8,500,000 shares upon achievement of $10,000,000 of net operating profit; or alternatively, (ii) the equivalent number of shares upon achievement of total annualized gross revenues of $665,000,000 with an equivalent or superior operating margin as compared to 2025 results. Second, additional shares are issuable to the extent the aggregate 30-day VWAP of all shares issued in the transaction falls below a $65,000,000 minimum share value measured as of December 31, 2026, with Spectral having the option to satisfy the shortfall through issuance of additional shares or other consideration. The acquisition-date fair value of each component was determined using a risk-neutral Monte Carlo simulation incorporating correlated gross revenue and operating profit projections, a gross revenue volatility factor of 25%, an operating profit volatility factor of 65%, an 80% correlation between gross revenue and operating profit., and a 45% discount for lack of marketability determined using a Black-Scholes put option model, reflecting the 12-month lock-up period and subsequent 30-month trickle-out release restrictions applicable to the shares. The aggregate acquisition-date fair value of both components was $31,105,750. The contingent consideration is classified as a liability and remeasured at fair value at each reporting date with changes in fair value recognized in the consolidated statements of operations. See Note 4 — Fair Value Measurements for the remeasured fair value as of December 31, 2025.

The following table summarizes the provisional purchase price allocation to the identifiable assets acquired and liabilities assumed from the acquisition of Telvantis Voice Services, Inc. as of December 31, 2025:

Total
Cash and cash equivalents	$1,094,457
Accounts receivables, net	37,333,769
Due from related party	1,357,768
Prepaid expenses and other current assets	482,420
Deferred tax assets	41,607
Intangible assets:
Customer relationships	10,700,000
Tradename	3,100,000
Goodwill	35,486,899
Accounts payable	(32,402,097)
Accrued expenses and other current liabilities	(824,625)
Accounts receivable financing facility	(12,342,163)
Deferred tax liability on identified intangible assets	(2,238,117)
Due to related party	(7,276,918)
Purchase price consideration	$34,513,000

Goodwill of $35,486,899 represents $33,248,782 the excess of consideration transferred over the fair value of net identifiable assets acquired as of December 31, 2025, and a $2,238,117 increase pursuant to ASC 805-740-25-8 for the recognition of a deferred tax liability on identifiable intangible assets as further described below. The goodwill reflects the expected synergies from combining Telvantis’ voice termination and telecommunications services with Spectral’s platform, the going-concern value of the assembled workforce, and future economic benefits arising from assets that do not qualify for separate recognition at the acquisition date. The purchase price allocation as of December 31, 2025 is subject to adjustment within the 12-month measurement period ending December 31, 2026.

Deferred Tax Adjustment

Pursuant to ASC 805-740-25-8, the deferred tax liability of $2,238,117 presented in the purchase price allocation table above represents the temporary difference between the fair values assigned to identifiable intangible assets — customer relationships $10,700,000 and trade name $3,100,000, totaling $13,800,000 — and their respective tax bases of $0, as the acquisition was structured as an equity acquisition for income tax purposes and no step-up in tax basis was obtained. A corresponding increase to goodwill of $2,238,117 was recorded in the consolidated balance sheet.

Neither the 42 Telecom nor the Telvantis acquisition was structured as an asset acquisition for income tax purposes; accordingly, goodwill recognized in connection with each acquisition is not deductible for income tax purposes.

Pro Forma Financial Information (unaudited)

The following unaudited pro forma financial information presents the combined results of operations of the Company as if the acquisitions of 42 Telecom and Telvantis had occurred on January 1, 2024. The pro forma financial information includes adjustments for amortization of acquired intangible assets based on their fair values and useful lives as determined in the purchase price allocations. The pro forma financial information is presented for informational purposes only and is not necessarily indicative of what the actual results of operations would have been had the acquisitions occurred at the beginning of the periods presented, nor is it intended to project the future results of operations of the combined company.

	Year Ended
	December 31,
	2025	2024
Net revenues	$259,800,594	$48,273,959
Net loss	$(8,186,604)	$(3,297,967)
Net loss per common share	$(0.10)	$(0.05)